UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1940

Smith Barney Appreciation Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY APPRECIATION FUND INC.

FORM N-Q

SEPTEMBER 30, 2005

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 1.1%
1,000,000	Fairmont Hotels & Resorts Inc.	$33,420,000
600,000	International Game Technology	16,200,000
700,000	Marcus Corp.	14,028,000

	Total Hotels, Restaurants & Leisure	63,648,000

Internet & Catalog Retail - 0.2%
300,000	Amazon.com Inc. *	13,590,000

Leisure Equipment & Products - 0.2%
802,092	Hasbro Inc.	15,761,108

Media - 6.3%
1,500,000	Comcast Corp., Special Class A Shares *	43,170,000
1,000,000	Gannett Co. Inc.	68,830,000
1,000,000	Liberty Media Corp., Class A Shares *	8,050,000
700,000	Meredith Corp.	34,923,000
5,000,000	Time Warner Inc.	90,550,000
1,000,000	Viacom Inc., Class B Shares	33,010,000
4,000,000	Walt Disney Co.	96,520,000

	Total Media	375,053,000

Specialty Retail - 1.9%
1,000,000	Bed Bath & Beyond Inc. *	40,180,000
1,600,000	Home Depot Inc.	61,024,000
300,000	Tiffany & Co.	11,931,000

	Total Specialty Retail	113,135,000

	TOTAL CONSUMER DISCRETIONARY	581,187,108

CONSUMER STAPLES - 10.6%
Beverages - 1.6%
1,700,000	PepsiCo Inc.	96,407,000

Food & Staples Retailing - 2.9%
400,000	Albertson’s Inc.	10,260,000
700,000	Costco Wholesale Corp.	30,163,000
2,100,000	Wal-Mart Stores Inc.	92,022,000
1,000,000	Walgreen Co.	43,450,000

	Total Food & Staples Retailing	175,895,000

Food Products - 3.3%
500,000	Bunge Ltd.	26,310,000
600,000	Dean Foods Co. *	23,316,000
400,000	General Mills Inc.	19,280,000
1,004,931	H.J. Heinz Co.	36,720,178
200,000	Hershey Co.	11,262,000
500,000	TreeHouse Foods Inc. *	13,440,000
903,168	Wm. Wrigley Jr. Co.	64,919,716

	Total Food Products	195,247,894

Household Products - 2.0%
800,000	Kimberly-Clark Corp.	47,624,000
1,200,000	Procter & Gamble Co.	71,352,000

	Total Household Products	118,976,000

Personal Products - 0.8%
809,355	Gillette Co.	47,104,461

	TOTAL CONSUMER STAPLES	633,630,355

ENERGY - 10.1%
Energy Equipment & Services - 1.5%
800,000	ENSCO International Inc.	37,272,000

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 1.5% (continued)
600,000	Schlumberger Ltd.	$50,628,000

	Total Energy Equipment & Services	87,900,000

Oil, Gas & Consumable Fuels - 8.6%
1,000,000	BP PLC, Sponsored ADR	70,850,000
1,300,000	Canadian Natural Resources Ltd.	58,747,000
400,000	Cimarex Energy Co. *	18,132,000
1,800,000	EnCana Corp.	104,958,000
3,400,000	Exxon Mobil Corp.	216,036,000
400,000	Suncor Energy Inc.	24,212,000
1,050,000	Western Oil Sands Inc., Class A Shares *	24,917,094

	Total Oil, Gas & Consumable Fuels	517,852,094

	TOTAL ENERGY	605,752,094

EXCHANGE TRADED FUNDS - 3.5%
8,000,000	iShares MSCI Japan Index Fund	97,520,000
500,000	SPDR Trust Series 1	61,520,000
1,000,000	streetTRACKS Gold Trust *	46,700,000

	TOTAL EXCHANGE TRADED FUNDS	205,740,000

FINANCIALS - 14.5%
Capital Markets - 2.0%
900,000	Bank of New York Co. Inc.	26,469,000
150,300	Goldman Sachs Group Inc.	18,273,474
1,200,000	Merrill Lynch & Co. Inc.	73,620,000

	Total Capital Markets	118,362,474

Commercial Banks - 2.6%
1,300,000	Bank of America Corp.	54,730,000
1,700,000	Wells Fargo & Co.	99,569,000

	Total Commercial Banks	154,299,000

Consumer Finance - 0.5%
500,000	American Express Co.	28,720,000

Diversified Financial Services - 0.6%
1,100,000	JPMorgan Chase & Co.	37,323,000

Insurance - 6.9%
4,100	Berkshire Hathaway Inc., Class A Shares *	336,200,000
1,700,000	St. Paul Travelers Cos. Inc.	76,279,000

	Total Insurance	412,479,000

Real Estate - 1.8%
2,200,000	Forest City Enterprises Inc., Class A Shares	83,820,000
300,000	St. Joe Co.	18,735,000
122,800	Tejon Ranch Co. *	5,771,600

	Total Real Estate	108,326,600

Thrifts & Mortgage Finance - 0.1%
500,000	Brookline Bancorp Inc.	7,910,000

	TOTAL FINANCIALS	867,420,074

HEALTH CARE - 7.6%
Biotechnology - 1.7%
800,000	Amgen Inc. *	63,736,000
500,000	Biogen Idec Inc. *	19,740,000
200,000	Genentech Inc. *	16,842,000

	Total Biotechnology	100,318,000

Health Care Equipment & Supplies - 1.7%
301,192	C.R. Bard Inc.	19,887,708
700,000	IDEXX Laboratories Inc. *	46,816,000

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 1.7% (continued)
700,000	Medtronic Inc.	$37,534,000

	Total Health Care Equipment & Supplies	104,237,708

Pharmaceuticals - 4.2%
350,000	Eli Lilly & Co.	18,732,000
1,800,000	Johnson & Johnson	113,904,000
3,000,000	Pfizer Inc.	74,910,000
500,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	16,710,000
600,000	Wyeth	27,762,000

	Total Pharmaceuticals	252,018,000

	TOTAL HEALTH CARE	456,573,708

INDUSTRIALS - 17.0%
Aerospace & Defense - 3.1%
900,000	Honeywell International Inc.	33,750,000
1,700,000	Raytheon Co.	64,634,000
1,700,000	United Technologies Corp.	88,128,000

	Total Aerospace & Defense	186,512,000

Air Freight & Logistics - 1.4%
1,200,000	United Parcel Service Inc., Class B Shares	82,956,000

Airlines - 0.3%
1,200,000	Southwest Airlines Co.	17,820,000

Building Products - 0.4%
706,136	Masco Corp.	21,664,252

Commercial Services & Supplies - 2.0%
500,000	ARAMARK Corp., Class B Shares	13,355,000
1,000,000	Cendant Corp.	20,640,000
500,000	Pitney Bowes Inc.	20,870,000
2,300,000	Waste Management Inc.	65,803,000

	Total Commercial Services & Supplies	120,668,000

Electrical Equipment - 0.7%
900,000	American Power Conversion Corp.	23,310,000
300,000	Cooper Industries Ltd., Class A Shares	20,742,000

	Total Electrical Equipment	44,052,000

Industrial Conglomerates - 8.2%
2,550,000	3M Co.	187,068,000
7,000,000	General Electric Co.	235,690,000
2,300,000	Tyco International Ltd.	64,055,000

	Total Industrial Conglomerates	486,813,000

Road & Rail - 0.9%
1,231,033	Florida East Coast Industries Inc.	55,753,485

	TOTAL INDUSTRIALS	1,016,238,737

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.8%
3,700,000	Cisco Systems Inc. *	66,341,000
4,500,000	Lucent Technologies Inc. *	14,625,000
1,300,000	Motorola Inc.	28,717,000

	Total Communications Equipment	109,683,000

Computers & Peripherals - 3.5%
300,000	Avid Technology Inc. *	12,420,000
500,000	Dell Inc. *	17,100,000
3,700,000	EMC Corp. *	47,878,000
2,000,000	Hewlett-Packard Co.	58,400,000
900,000	International Business Machines Corp.	72,198,000

	Total Computers & Peripherals	207,996,000

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Internet Software & Services - 1.1%
10,000	Google Inc., Class A Shares *	$3,164,600
500,000	VeriSign Inc. *	10,685,000
1,500,000	Yahoo! Inc. *	50,760,000

	Total Internet Software & Services	64,609,600

IT Services - 0.9%
1,300,000	Automatic Data Processing Inc.	55,952,000

Semiconductors & Semiconductor Equipment - 1.5%
1,000,000	Freescale Semiconductor Inc., Class B Shares *	23,580,000
2,000,000	Intel Corp.	49,300,000
400,000	Texas Instruments Inc.	13,560,000

	Total Semiconductors & Semiconductor Equipment	86,440,000

Software - 5.5%
11,000,000	Microsoft Corp.	283,030,000
2,000,000	Symantec Corp. *	45,320,000

	Total Software	328,350,000

	TOTAL INFORMATION TECHNOLOGY	853,030,600

MATERIALS - 5.9%
Chemicals - 2.9%
500,000	Cytec Industries Inc.	21,690,000
850,000	Dow Chemical Co.	35,419,500
1,500,000	E.I. du Pont de Nemours & Co.	58,755,000
950,000	PPG Industries Inc.	56,230,500

	Total Chemicals	172,095,000

Metals & Mining - 2.5%
900,000	Alcoa Inc.	21,978,000
1,000,000	Newmont Mining Corp.	47,170,000
325,000	Rio Tinto PLC, Sponsored ADR	53,397,500
700,000	United States Steel Corp.	29,645,000

	Total Metals & Mining	152,190,500

Paper & Forest Products - 0.5%
400,000	Weyerhaeuser Co.	27,500,000

	TOTAL MATERIALS	351,785,500

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
200,000	Verizon Communications Inc.	6,538,000

UTILITIES - 0.8%
Electric Utilities - 0.7%
904,407	Cinergy Corp.	40,164,715

Multi-Utilities - 0.1%
200,000	KeySpan Corp.	7,356,000

	TOTAL UTILITIES	47,520,715

	TOTAL COMMON STOCKS (Cost - $4,205,603,229)	5,625,416,891

WARRANT
WARRANT - 0.0%
Communications Equipment - 0.0%
255,775	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	242,986

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,205,603,229)	5,625,659,877

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 6.0%
REPURCHASE AGREEMENTS - 6.0%
$250,000,000	Interest in $510,942,000 joint tri-party repurchase agreement dated 9/30/05 with Goldman Sachs Group, Inc., 3.850% due 10/3/05, Proceeds at maturity - $250,080,208; (Fully collateralized by various U.S. Treasury obligations, 2.000% to 4.250% due 1/15/07 to 4/15/32; Market value - $255,000,135)	$250,000,000
104,828,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds due at maturity-$104,861,632; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $106,924,608)	104,828,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $354,828,000)	354,828,000

	TOTAL INVESTMENTS - 100.1% (Cost - $4,560,431,229#)	5,980,487,877

	Liabilities in Excess of Other Assets - (0.1)%	(4,359,942)

	TOTAL NET ASSETS - 100.0%	$5,976,127,935

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Appreciation Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,448,485,726
Gross unrealized depreciation	(28,429,078)

Net unrealized appreciation	$1,420,056,648

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Appreciation Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	November 29, 2005